Commitments and contingencies - Schedule of Purchase Commitments (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Statement Line Items [Line Items]
Purchase and capital commitments	$ 447,147
Langeloth Facility
Statement Line Items [Line Items]
Purchase and capital commitments	417,200
2024
Statement Line Items [Line Items]
Purchase and capital commitments	329,204
2025
Statement Line Items [Line Items]
Purchase and capital commitments	117,943
2025
Statement Line Items [Line Items]
Purchase and capital commitments	0
2026
Statement Line Items [Line Items]
Purchase and capital commitments	0
Thereafter
Statement Line Items [Line Items]
Purchase and capital commitments	$ 0